Committed Ship Financings (Detail) (Committed ship financings, USD $) In Millions, unless otherwise specified	1 Months Ended
Jan. 23, 2012
Long-term Purchase Commitment [Line Items]
Amount	$ 4,323
North America Carnival Cruise Lines | Carnival Breeze
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2012
Amount	560
North America Princess | Royal Princess 2013 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2013
Amount	538
North America Princess | Princess Newbuild 2014 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2014
Amount	538
North America Cruise Brands
Long-term Purchase Commitment [Line Items]
Amount	1,636
Europe, Australia & Asia ("EAA") AIDA | AIDAmar
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2012
Amount	389
Europe, Australia & Asia ("EAA") AIDA | Newbuild
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2013
Amount	318
Europe, Australia & Asia ("EAA") AIDA | AIDA Newbuild 2015 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2015
Amount	452
Europe, Australia & Asia ("EAA") AIDA | AIDA Newbuild 2016 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2016
Amount	452
Europe, Australia & Asia ("EAA") P&O Cruises (UK) | Newbuild 2015 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2015
Amount	554
Europe, Australia & Asia ("EAA") Costa | Costa Newbuild 2014 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2014
Amount	522
EAA Cruise Brands
Long-term Purchase Commitment [Line Items]
Amount	$ 2,687